NOTES PAYABLE (Details Textuals B) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 19, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Promissory Notes		$ 48,000,000		$ 48,000,000		$ 37,000,000	$ 370,000
Proceeds from note issuance				100,000	$ 300,000	340,000	$ 350,000
Loss on extinguishment of debt				(32,500)		(406,833)
Notes Payable, Current, Total		359,915	$ 359,915	359,915	359,915	314,018	$ 370,000
Amortization of Debt Discount (Premium)				220,417	256,198
Beneficial conversion				4,154		325,855
Interest expense, including Amortization of debt discount		97,484	$ 88,343	271,366	$ 296,837	532,230	$ 67,246
February 2014 Debenture [Member]
Promissory Notes		$ 33,000,000		$ 33,000,000		$ 330,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%		10.00%		10.00%
Less: Debt discount, net of accretion		$ 30,000		$ 30,000		$ 30,000
Warrants To Purchase For Issuance Of Common Stock		250,000		250,000		250,000
Debt Instrument, Convertible, Conversion Price		$ 0.40		$ 0.40		$ .40
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				125.00%		125.00%
Amortization of Debt Discount (Premium)				$ 30,000		$ 30,000
Warrant exercise price		$ 0.50		$ 0.50		$ .30
Fair value, warrants		$ 96,533		$ 96,533		$ 96,533
Beneficial conversion				179,032		179,032
February 2014 Debenture [Member] | Warrant Mod [Member]
Loss on extinguishment of debt				32,500
Notes Payable, Current, Total		$ 260,542		$ 260,542
Warrants To Purchase For Issuance Of Common Stock		500,000		500,000
Debt Instrument, Convertible, Conversion Price		$ 0.30		$ 0.30
Common stock issued				250,000
Fair value, warrants		$ 76,299		$ 76,299
August 2014 Debenture Amend [Member]
Promissory Notes		3,000,000		3,000,000
Notes Payable, Current, Total		73,200		73,200
August 2014 Debenture [Member]
Promissory Notes		$ 4,000,000		$ 4,000,000		$ 4,000,000
Debt Instrument, Interest Rate, Effective Percentage		8.00%		8.00%		8.00%
January2013DebentureMember
Stock issued	190,304
September 2014 Debenture [Member]
Promissory Notes						$ 9,222,200
Proceeds from note issuance				$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage		41.00%		41.00%		41.00%
Stock issued				230,000
Less: Debt discount, net of accretion		$ 42,000		$ 42,000		$ 42,000
Debt Instrument, Convertible, Conversion Price		$ 0.40		$ 0.40		$ .40
Beneficial conversion				$ 37,400		$ 37,400
January Fifteen 2013 Line Of Credit [Member]
Stock issued				1,190,411		1,190,411
Jan NonConv 2015 Debenture [Member]
Promissory Notes		$ 11,000,000		$ 11,000,000
Proceeds from note issuance				$ 100,000
Debt Instrument, Interest Rate, Effective Percentage		8.00%		8.00%
Warrants To Purchase For Issuance Of Common Stock		500,000		500,000
Amortization of Debt Discount (Premium)				$ 109,999
Fair value, warrants		$ 99,999		99,999
Jan 2015 Debenture [Member]
Promissory Notes		11,000,000		11,000,000			$ 350,000
Debt Instrument, Interest Rate, Effective Percentage							8.00%
Stock issued						1,900,000
Loss on extinguishment of debt						$ (406,833)
Fair value, warrants							$ 779,000
February 2014 Debunture [Member]
Promissory Notes						33,000,000
Warrant exercise price							$ .50
January 2013 Debenture [Member]
Promissory Notes						37,000,000	$ 20,000
Convertible Notes Payable [Member]
Interest expense, including Amortization of debt discount		$ 43,642		$ 184,379		$ 100	$ 316,800